RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF CARRYING AMOUNT OF RIGHT-OF-USE ASSETS

The carrying amount of right-of-use assets by class of underlying asset are as follows:

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

At cost:
Leasehold buildings	1,378	2,072
Office equipment	10	20
	1,388	2,092
Less: Accumulated depreciation	(1,380)	(893)

Right-of-use assets, net	8	1,199

SCHEDULE OF LEASE-RELATED ASSETS AND LIABILITIES

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Assets
Operating lease, right-of-use asset, net	8	1,199

Total right-of-use asset	8	1,199

Liabilities
Current:
Operating lease liabilities	2	1,209
	2	1,209

Non-current:
Operating lease liabilities	5	12
	5	12

Total operating lease liabilities	7	1,221

SCHEDULE OF LEASE EXPENSE

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets. The following tables summarize the lease expense for the years.

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Operating lease cost:
Operating lease expense (per ASC 842)	422	951

Short-term lease expense (other than ASC 842)	120	171

Total lease expense	542	1,122

SCHEDULE OF FUTURE CONTRACTUAL LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending December 31:

Year ending December 31,	Operating and finance lease amount
S$’000
Right of Use Assets
2025	1,238
2026 – 2029	13
2030 onwards	-
Less: interest
2025	(29)
2026 onwards	(1)
Present value of lease liabilities – Right of Use Assets	1,221

Representing:
Current liabilities – Right of Use Assets	1,209
Non-current liabilities – Right of Use Assets	12
1,221

Hire Purchase
2025	6,736
2026 – 2029	7,160
2030 onwards	26
Less: interest
2025	(524)
2026 onwards	(333)

Present value of lease liabilities – Hire Purchase	13,065

Representing:
Current liabilities – Hire Purchase	6,212
Non-current liabilities – Hire Purchase	6,853
13,065

Representing:
Current liabilities	6,212
Non-current liabilities	6,853

13,065

SCHEDULE OF OPERATING LEASE SUPPLEMENTAL CASH FLOWS INFORMATION
	Year ended December 31
	2023	2024
	S$’000	S$’000
Supplemental Cash Flows information
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	7,764	8,638
Operating lease asset obtained in exchange for operating lease obligations
Operating lease	9,439	8,360
Remaining lease term
Operating lease	3.5 years	2.5 years
Discount rate
Operating lease	5.76%	5.15%